Note 19 - Acquisition of Advent (Detail) - Acquisition Assets and Liabilities (USD $)	Feb. 16, 2012
Inventory and contract rights:	$ 587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$ 330,000